Economic context in which the Group operates	12 Months Ended
Jun. 30, 2023
Economic context in which the Group operates
Economic context in which the Group operates

35. Economic context in which the Group operates

The Company operates in a complex economic context, whose main variables have, and are expected to continue to show, strong volatility at the national level.

The year 2023 is being complex for the Argentine economy. It began with a historic drought that implied a drop in exportable agricultural production and, consequently, a loss of foreign exchange income of around USD 20,000 million. This had an impact on the diminished reserves of the Central Bank and on tax revenues. The combination of both exacerbated macroeconomic imbalances and led to the goals agreed upon in the Extended Facilities Agreement with the International Monetary Fund (IMF) not being met during the first half of the year, forcing a renegotiation. Although an agreement was reached that would make it possible to carry out the planned disbursements, it generated greater volatility in the exchange and financial markets, with its corresponding impact on inflation. Additionally, the lack of foreign currency generated a hardening of the conditions to access them and for the payment of goods and services from abroad.

Likewise, 2023 is an electoral year and it is likely that volatility and uncertainty rise in the second half.

The main indicators in our country are:

•	Gross Domestic Product (GDP) drop in 2023 after two years of post-pandemic recovery.

•	Accumulated inflation as of August 2023 reached 80.2%. Year-on-year inflation in July reached 124.4%, a triple-digit level that is expected to be sustained for the remainder of the year (CPI).

•	Between January 1 and August 31, 2023, the peso depreciated 97.8% against the US dollar, according to the exchange rate of Banco de la Nación Argentina.

•	The monetary authority imposed greater exchange restrictions, which also affect the value of foreign currency in existing alternative markets for certain restricted exchange transactions in the official market.

These measures aimed at restricting access to the exchange market in order to contain the demand for dollars imply the request for prior authorization from the Central Bank for certain transactions, the following being applicable to the Company:

-	The payment of import of services to related companies abroad
-	The formation of external assets and operations with derivatives
-	The payment of capital and interest of foreign financial indebtedness with related counterparties

Additionally, the exchange regime already determined as mandatory the entry and settlement in national currency of the funds obtained as a result of the following operations and concepts:

-	Exports of goods
-	Service export charges
-	Collections of pre-financing, advances and post-financing for the export of goods
-	Disposal of non-produced non-financial assets
-	Foreign financial debts, in the event that the counterparty is a third party and the principal and interest are to be paid through the exchange market.

Likewise, the exchange authority requires the presentation of a series of affidavits to access the exchange market; among which it undertakes not to operate with securities since in case of doing so, it would generate a period of inhibition to access the exchange market.

These exchange restrictions, or those issued in the future, could affect the Company's ability to access the Official Exchange Market (MULC) to acquire the necessary currencies to meet its financial obligations. Assets and liabilities in foreign currency as of June 30, 2023 have been valued considering the current prices in the MULC.

The aforementioned exchange restrictions have not prevented the Company from complying with its financial obligations, both for the payment of interest and for the successful refinancing of its debt. The Company has been reducing its debt since 2020, lowering the cost of financing and diversifying its exposure by currency. To date, it has a conservative capital structure in terms of its cash flow and consolidated assets, and it is not expected that its ability to meet the financial commitments of the next twelve months may be affected.

The context of volatility and uncertainty continues as of the date of issuance of these Consolidated Financial Statements.

       The Company's Management permanently monitors the evolution of the variables that affect its business, to define its course of action and identify the potential impacts on its patrimonial and financial situation. The Company's Consolidated Financial Statements must be read in light of these circumstances.